Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Change in amounts of the allowance for doubtful accounts
The change in amounts of the allowance for doubtful accounts during the three year period ended December 31, 2013 is as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2011	$4,125	$2,867	$(1,197)	$5,795
December 31, 2012	5,795	2,115	(2,019)	5,891
December 31, 2013	5,891	2,925	(3,091)	5,725

Changes in the Company’s warranty liability
Changes in the Company’s warranty liability were as follows (in thousands):

Period ended	Balance at beginning of period	Charged to expense	Deductions or other	Balance at end of period
December 31, 2011	$6,708	$1,232	$(3,026)	$4,914
December 31, 2012	4,914	2,083	(3,220)	3,777
December 31, 2013	3,777	3,442	(1,939)	5,280

Reconciliation of the number of shares used for the basic and diluted earnings per share computations
The following is a reconciliation of the number of shares used for the basic and diluted earnings per share computations (shares in thousands):

	December 31,
	2013	2012	2011
Basic weighted average shares outstanding	90,697	80,111	63,270
Dilutive effect of stock option and restricted share plan	3,907	6,826	4,218
Diluted weighted average shares outstanding	94,604	86,937	67,488